Revenue - Summary of Ending Balance of Receivables and Liabilities From Contract With Customers (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018
Revenue [abstract]
Receivables from contracts with customers	¥ 155,283	¥ 159,868
Contract liabilities	¥ 7,334	¥ 7,710